Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Class A ordinary shares subject to possible redemption, shares	3,255,593				31,921,634
Class A ordinary shares subject to possible redemption, redemption value (in Dollars per share)	$ 10.92				$ 10.15
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding
Preferred stock shares issued
Class A Ordinary Shares
Class A ordinary shares subject to possible redemption, shares	3,255,593	31,921,634	31,921,634	31,921,634
Class A ordinary shares subject to possible redemption, redemption value (in Dollars per share)		$ 10.15	$ 10.15	$ 10.15
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	7,980,409				0
Ordinary shares, shares outstanding	7,980,409				0
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	0	7,980,409	7,980,409	7,980,409	7,980,409
Ordinary shares, shares outstanding	0	7,980,409	7,980,409	7,980,409	7,980,409